Taxes - Income tax - Effective income tax on continuing operations - Statutory tax rate in France (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Increase of deferred tax liabilities			€ 63
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%	28.41%	32.02%	34.43%
Current tax expense		€ 129	€ 444	€ 559
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax expense		€ 420	343	294
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate		30.00%
Current tax expense		€ 91	77	52
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate		30.00%
Current tax expense		€ 67	62	55
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate		30.00%
Current tax expense		€ 53	54	56
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate		35.00%
Current tax expense		€ 63	€ 47	€ 42